Equity (PennTex Quarterly DIstributions) (Details) - PennTex [Member] - $ / shares	3 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Distribution Made to Limited Partner, Date of Record	Feb. 07, 2017	Nov. 07, 2016
Distribution Made to Limited Partner, Distribution Date	Feb. 14, 2017	Nov. 14, 2016
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.2950	$ 0.2950